Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 16,048	$ 7,134	$ 5,781
Interest expense	(40,869)	(31,906)	$ (50,037)
Foreign exchange (losses)/gains	(37,569)	90,930
Gain from derivative financial instruments	1,246	10,414
Finance cost related to lease liabilities	(32,938)	(40,203)
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	16,048	7,134
Interest expense	(40,869)	(31,906)
Foreign exchange (losses)/gains	(37,569)	90,930
Gain from derivative financial instruments	0	0
Finance cost related to lease liabilities	(32,938)	(40,203)
Financial assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	0
Foreign exchange (losses)/gains	0	0
Gain from derivative financial instruments	1,246	10,414
Finance cost related to lease liabilities	$ 0	$ 0